CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Common stock	Additional Paid-in Capital	Statutory Reserve	Retained earnings (accumulated deficit)	Accumulated other Comprehensive (loss) income
Balance at Dec. 31, 2014	$ 817,128	$ 13,333	$ 783,207	$ 0	$ 0	$ 20,588
Balance , Shares at Dec. 31, 2014		13,333,334
Net income (loss)	(12,993)	$ 0	0	0	(12,993)	0
Foreign currency translation gain	(46,602)	0	0	0	0	(46,602)
Balance at Dec. 31, 2015	757,533	$ 13,333	783,207	0	(12,933)	(26,014)
Balance , shares at Dec. 31, 2015		13,333,334
Net income (loss)	749,561	$ 0	0	0	749,561	0
Transfer to statutory reserves	0	0	0	74,956	(74,956)	0
Foreign currency translation gain	(80,262)	0	0	0	0	(80,262)
Balance at Dec. 31, 2016	1,426,832	$ 13,333	783,207	74,956	661,612	(106,276)
Balance , shares at Dec. 31, 2016		13,333,334
Net income (loss)	(745,660)	$ 0	0	0	(745,660)	0
Foreign currency translation gain	65,254		0	0	0	65,254
Balance at Dec. 31, 2017	$ 746,426	$ 13,333	$ 783,207	$ 74,956	$ (84,048)	$ (41,022)
Balance , shares at Dec. 31, 2017		13,333,334